Gain on Remeasurement of Financial Liability -DFA	12 Months Ended
Jun. 30, 2024
Material income and expense [abstract]
Gain on Remeasurement of Financial Liability -DFA

Note 13. Gain on remeasurement of financial liability -DFA

	2024	2023	2022

	US$	US$	US$
Gain on remeasurement of financial liability - DFA	387,284	12,302,160	—
Total gain on remeasurement of financial liability - DFA	387,284	12,302,160	—

At each reporting date, the Group reassess the estimated timing of regulatory approval and attainment of sales milestones and the expected fixed and variable contractual success fee payments due therefrom. If the timing and/or amount of such expected payments is materially different from the estimates used on the initial recognition date, the Group will adjust the accretion of the development financing liability using the previously determined imputed interest rate.

At June 30, 2023 the Group performed a remeasurement of the carrying amount of the Financial Liability. The expected timeline for approval and commercial launch have been delayed by twelve months, thus extending date of expected repayments. As the Group has more time to repay the amounts owed, the carrying value of the Financial Liability at June 30, 2023 was adjusted downward to reflect this delay. The remeasurement resulted in a non‑cash gain on revaluation of $12.3 million. This change is recorded on the Profit or Loss statement as a gain on remeasurement of financial liability.

At June 30, 2024, the Group performed a remeasurement of the carrying amount of the Financial Liability recognized under the Development Funding Agreement. The remeasurement resulted in a non-cash gain on remeasurement of $0.4 million. This change is recorded on the consolidated statement of profit or loss and other comprehensive income as an unrealized adjustment gain on the DFA. The Group will continue to accrete non-cash interest at the imputed rate of approximately 23%. Refer to Note 27.

The DFA financial liability is initially recognized at fair value, and subsequently measured at amortized cost, using the effective interest rate method. In the prior period, changes in the financial liability arising from changes in the expected timeline for approval and commercial launch were presented in the consolidated statement of profit or loss and other comprehensive income as a “Fair value adjustment gain on DFA.” In the current year, the description of this amount has been updated to “Gain on remeasurement of financial liability – DFA” to better reflect the underlying nature of the instrument and the subsequent measurement at amortized cost. This change had no effect on the statement of financial position and the reported results of operations in any of the financial periods presented.